Note 30 - Related Party Transactions	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
30
.          Related party transactions

Arowana International Limited is the ultimate controlling party by virtue of its
60.3%
shareholding in VivoPower. Kevin Chin, Chairman of VivoPower, is also Chief Executive of Arowana International Limited. During the year, a number of services were provided to the Group from Arowana and its subsidiaries (“Arowana”); the extent of the transactions between the two
groups is listed below.

VivoPower is indebted to Arowana via a related party loan on normal commercial terms with interest charged at
8.5%
per annum, which was repaid, together with interest, in
April 2018.
At
March 31, 2018
the principal balance due to Arowana by VivoPower under this loan was
$770,000
(
2017:
nil
).

VivoPower is indebted to Arowana via a related party loan on normal commercial terms with interest charged at
8.5%
per annum and principal repayable in equal monthly instalments of
$75,000
beginning
April 2018.
Interest is payable monthly. At
March 31, 2018,
the principal balance due to Arowana by VivoPower under this loan was
$18,992,263
(
2017:
$18,992,263
).

Directors fees for Kevin Chin in the amount of
$21,094
per month are charged by Arowana Partners Group Pty Limited. At
March 31, 2018,
the Company had an account payable to Arowana Partners Group Pty Limited of
$42,188
(
2017:
nil
) in respect of these services.

Art Russell, Chief Financial Officer, is employed by Arowana International UK Limited, a subsidiary of Arowana, and seconded to VivoPower;
$26,352
per month is charged to the Company for these services. At
March 31, 2018,
the Company had an account payable of
$80,036
(
2017:
nil
) in respect of these services.

Gary Hui, Director, is paid an annual salary of
$360,000
by VivoPower,
$260,000
of which is recharged to Arowana on a monthly basis, together with related expenses. At
March 31, 2018,
VivoPower had an account receivable from Arowana of
$242,915
(
2017:
$121,046
) in respect of these recharges.

From time to time, costs incurred by Arowana on behalf of VivoPower are recharged to the Company.  During the year ended
March 31, 2018,
Arowana recharged
$1.6
million of
third
-party fees to VivoPower related to international solar procurement consulting, project evaluations, engineering review and technical validation related to the EPC contract for NC-
31,
a solar project in North Carolina which was substantially completed on
27
March 2017;
the expense has been included in general and administrative expenses. In addition,
$202,003
was recharged to the Company related to an abandoned business development project and included in restructuring costs as disclosed in note
7.
At
March 31, 2018,
the Company has a payable to Arowana for both amounts, totalling
$1,802,003
(
2017:
nil
).

Kevin Chin or entities controlled by Kevin Chin are investors in ReNu Energy, with whom the Group into an alliance agreement and sold the Amaroo solar project for
$2.0
million during the year.

Aevitas is indebted to the following subsidiaries of Arowana via their holdings in Aevitas convertible loan notes, which are accounted for as equity instruments within other reserves, and for which they earned
$758,766
of interest during the year ended
March 31, 2018.
The outstanding amount represents the face value plus interest accrued to
December 29, 2016:

~~●~~	Arowana Australasian Special Situations 1A Pty Ltd : 666,666 Aevitas notes held with an outstanding amount of $4,655,366;

●	Arowana Australasian Special Situations 1B Pty Ltd : 666,666 Aevitas notes held with an outstanding amount of $4,655,366; and,

●	Arowana Australasian Special Situations 1C Pty Ltd : 666,667 Aevitas notes held with an outstanding amount of $4,655,366.

Subsidiaries of Arowana hold the following convertible preferred shares of Aevitas, which are accounted for as equity instruments within other reserves, and for which they earned
$325,185
of dividends during the year ended
March 31, 2018.
The outstanding amount represents the face value plus dividends accrued to
December 29, 2016:

~~●~~	Arowana Australasian Special Situations 1A Pty Ltd : 388,889 Aevitas preferred shares held with an outstanding amount of $1,163,843;

●	Arowana Australasian Special Situations 1B Pty Ltd : 388,889 Aevitas preferred shares held with an outstanding amount of $1,163,843;

●	Arowana Australasian Special Situations 1C Pty Ltd : 388,889 Aevitas preferred shares held with an outstanding amount of $1,163,843; and,

●	Arowana Australasian Special Situations Fund 1 Pty Limited : 833,333 Aevitas preferred shares held with an outstanding amount of $2,493,948.

Aevitas is indebted to the following entities via their holdings in Aevitas convertible loan notes:

●
The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one
of the directors of the corporate trustee of such trust, holds
4,500
notes with an outstanding amount of
$31,425
representing face value plus interest accrued to
December 31, 2016,
and earned interest of
$1,707
for the year ended
March 31, 2018;
and,

●
Sd & K Investments Pty Ltd an entity controlled by Mr. Dudley Hoskin holds
43,249
notes with an outstanding amount of
$302,010,
representing face value plus interest accrued to
December 31, 2016,
and earned interest of
$16,408
for the year ended
March 31, 2018.

Aevitas is indebted to the following entities via their holdings in Aevitas convertible preferred shares:

●
The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one
of the directors of the corporate trustee of such trust, holds
4,500
shares with an outstanding amount of
$13,467
representing face value plus interest accrued to
December 31, 2016,
and earned dividends of
$732
for the year ended
March 31, 2018;
and,

●
Sd & K Investments Pty Ltd an entity controlled by Mr. Dudley Hoskin holds
43,249
shares with an outstanding amount of
$129,433
representing face value plus dividends accrued to
December 31, 2016,
and earned dividends of
$7,032
for the year ended
March 31, 2018